Segment information (Tables)	6 Months Ended
Jun. 30, 2026
Segment information [Abstract]
Schedule of Segment Information
The results for the six months ended June 30, 2026, and June 30, 2025, respectively, are shown below.

For the six months ended June 30, 2026	Intellectual Property	Metals Extraction	Corporate	Inter-Segment eliminations	Total
	$	$	$	$	$

Revenue	1,669,366	-	2,819,232	(2,820,857)	1,667,741
Cost of sales	(1,165,923)	-	(2,635,629)	2,635,629	(1,165,923)
Gain (loss) on foreign exchange	271,308	354,708	(14,729)	-	611,287
General and administrative expenses[1]	(2,249,237)	(1,226,117)	(6,605,934)	(587)	(10,081,875)
Depreciation and amortization	(740,994)	(11,383)	(15,025)	2,213	(765,189)
Interest income	3,041,827	-	241,221	(3,027,377)	255,671
Fair value gain on embedded derivatives	-	-	1,549,000	-	1,549,000
Fair value gain on warrants	-	-	1,060,000	-	1,060,000
Gain on deferred consideration	5,292,917	-	-	-	5,292,917
Interest expense	(12,525)	(101,572)	(5,343,738)	-	(5,457,835)
Income (loss) before tax	6,106,739	(984,364)	(8,945,602)	(3,210,979)	(7,034,206)

As at June 30, 2026
Segment assets	152,637,238	191,204,195	172,637,052	(307,921,233)	208,557,252
Segment liabilities	22,169,382	128,913,462	61,296,743	(97,223,461)	115,156,126

For the six months ended June 30, 2025	Intellectual Property	Metals Extraction	Corporate	Inter-Segment eliminations	Total
	$	$	$	$	$

Revenue	651,939	-	2,624,729	(2,951,217)	325,451
Cost of sales	(173,486)	-	(2,386,271)	2,386,271	(173,486)
Gain (loss) on foreign exchange	534,966	(284,430)	(7,089)	-	243,447
General and administrative expenses[1]	(1,901,367)	(1,396,500)	(5,053,193)	1,040,290	(7,310,770)
Depreciation and amortization	(668,655)	(11,383)	(18,622)	-	(698,660)
Interest income	2,407,452	10	389,656	(2,383,209)	413,909
Fair value gain on embedded derivatives	-	-	14,145,000	-	14,145,000
Interest expense	(11,655)	(13,448)	(4,854,740)	-	(4,879,843)
Income (loss) before tax	839,194	(1,705,751)	4,839,470	(1,907,865)	2,065,048

As at December 31, 2025
Segment assets	144,404,325	165,038,598	153,679,239	(287,370,479)	175,751,683
Segment liabilities	26,695,036	102,843,488	58,642,182	(85,261,778)	102,918,928

Non-current assets	June 30, 2026	December 31, 2025
	$	$
Tanzania	164,148,857	144,521,639
Australia	2,997,360	3,075,959
Rest of the world	11,988	705,488
	167,158,205	148,303,086